INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT SECURITIES
Schedule of investment securities

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Equity securities
- Listed equity securities	635,017	922,808	132,553
- Wealth management products	149,844	443,008	63,634
- Private equity funds	157,476	184,596	26,516
- Others	3,073	—	—
Debt Securities	—	209,365	30,073
Reverse repurchase agreements	533,699	136,097	19,549
Total	1,479,109	1,895,874	272,325

Schedule of available-for-sale investments, fair value to amortized cost

		Gross
		unrealized
	Aggregate	holding gains/
At December 31, 2019	cost basis	(losses)	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited

Listed equity securities	893,707	29,101	922,808	132,553
Wealth management products	442,994	14	443,008	63,634
Private equity funds	149,236	35,360	184,596	26,516
Debt securities	208,441	924	209,365	30,073
Total	1,694,378	65,399	1,759,777	252,776

		Gross
		unrealized
	Aggregate	holding gains/
At December 31, 2018	cost basis	(losses)	Aggregate fair value
	RMB	RMB	RMB

Listed equity securities	656,154	(21,137)	635,017
Wealth management products	149,538	306	149,844
Private equity funds	148,100	9,376	157,476
Total	953,792	(11,455)	942,337